HELD FOR SALE AND DISCONTINUED OPERATIONS - Results of disposal (Details) - USD ($) $ in Millions		12 Months Ended
	Aug. 05, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023	Jun. 30, 2023
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Derecognition of non-controlling interest		$ 22	$ 16
Omnium Telecom Algerie SpA
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Total consideration to be settled in cash	$ 682
Gain (loss) on disposal			0	$ (722)
Russian cash generating units
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Gain (loss) on disposal			(3,746)	$ 0
Assets and liabilities classified as held for sale | Russian cash generating units
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Carrying amount of net assets at disposal					$ 165	$ (168)
Assets and liabilities classified as held for sale | Beeline Kyrgyzstan cash generating unit
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Reclassification of foreign currency translation reserve		98
Assets and liabilities classified as held for sale | Discontinued operations | Omnium Telecom Algerie SpA
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Total consideration to be settled in cash			682
Carrying amount of net assets at disposal			(1,530)
Derecognition of non-controlling interest			824
Gain on sale before reclassification of foreign currency translation reserve and non-controlling interests			(24)
Reclassification of foreign currency translation reserve			(698)
Gain (loss) on disposal			(722)
Assets and liabilities classified as held for sale | Discontinued operations | Omnium Telecom Algerie SpA | Cash and cash equivalents
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Carrying amount of net assets at disposal			175
Assets and liabilities classified as held for sale | Discontinued operations | Sale of TNS in Kazakhstan
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Total consideration to be settled in cash		138
Carrying amount of net assets at disposal		(50)
Derecognition of non-controlling interest		22
Gain on sale before reclassification of foreign currency translation reserve and non-controlling interests		88
Reclassification of foreign currency translation reserve		(44)
Gain (loss) on disposal		66
Cash and cash equivalents in subsidiary or businesses acquired or disposed		$ 2
Assets and liabilities classified as held for sale | Discontinued operations | Russian cash generating units
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Total consideration to be settled in cash			1,294
Carrying amount of net assets at disposal			(1,642)
Derecognition of non-controlling interest			16
Gain on sale before reclassification of foreign currency translation reserve and non-controlling interests			(332)
Reclassification of foreign currency translation reserve			(3,384)
net investment hedge reserves			(30)
Reclassification of accumulated foreign currency translation reserve and net investment hedge reserve to profit or loss upon disposal of foreign operation			(3,414)
Gain (loss) on disposal			(3,746)
Assets and liabilities classified as held for sale | Discontinued operations | Russian cash generating units | Cash and cash equivalents
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Carrying amount of net assets at disposal			$ (715)